UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2015

Date of reporting period: 3/31/2015

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.2%

Consumer Discretionary – 13.7%
Auto Components - 0.8%
Drew Industries	67,779	$4,171,120

Diversified Consumer Services - 3.1%
American Public Education [1]	177,570	5,323,549
Capella Education	74,872	4,857,695
Liberty Tax [1]	114,948	3,199,003
Lincoln Educational Services [1]	894,693	2,039,900

		15,420,147

Household Durables - 0.8%
Cavco Industries [1]	50,504	3,790,830

Internet & Catalog Retail - 0.6%
FTD Companies [1]	45,000	1,347,300
Gaiam Cl. A [1]	240,500	1,753,245

		3,100,545

Leisure Products - 1.8%
LeapFrog Enterprises Cl. A [1]	449,700	980,346
Malibu Boats Cl. A [1]	143,500	3,350,725
Smith & Wesson Holding Corporation [1],[2]	347,200	4,419,856

		8,750,927

Specialty Retail - 5.7%
Boot Barn Holdings [1]	32,000	765,440
Buckle (The)	68,225	3,485,615
Cato Corporation (The) Cl. A	47,800	1,892,880
Citi Trends [1]	100,586	2,715,822
Destination Maternity	194,900	2,935,194
Kirkland’s [1]	152,380	3,619,025
Shoe Carnival	256,000	7,536,640
Stein Mart	267,078	3,325,121
Zumiez [1]	39,300	1,581,825

		27,857,562

Textiles, Apparel & Luxury Goods - 0.9%
Culp	161,874	4,330,130

Total		67,421,261

Consumer Staples – 0.9%
Food Products - 0.9%
Limoneira Company	105,300	2,295,540
Sipef	28,400	1,621,012
Waterloo Investment Holdings [1],[3]	1,303,907	495,485

Total		4,412,037

Energy – 5.4%
Energy Equipment & Services - 4.3%
Canadian Energy Services & Technology	142,200	602,909
Dawson Geophysical [1]	437,692	1,868,945
Geospace Technologies [1]	113,812	1,879,036
Gulf Island Fabrication	341,763	5,078,598
Natural Gas Services Group [1]	184,700	3,549,934
Profire Energy [1],[2]	467,129	630,624
Tesco Corporation	223,280	2,538,693
Total Energy Services	436,000	4,840,046

		20,988,785

Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping	147,600	1,486,332
Sprott Resource [1]	1,345,600	988,045
Synergy Resources [1]	175,600	2,080,860
Triangle Petroleum [1],[2]	176,204	886,306

		5,441,543

Total		26,430,328

Financials – 11.0%
Banks - 1.2%
BCB Holdings [1]	1,849,707	274,385
John Marshall Bank [1],[4]	54,600	957,138
Pacific Continental	183,800	2,429,836
TriState Capital Holdings [1]	215,872	2,260,180

		5,921,539

Capital Markets - 4.5%
ASA Gold and Precious Metals	52,200	526,176
FBR & Co.[1]	135,575	3,133,138
Gluskin Sheff + Associates	76,000	1,605,748
GMP Capital	362,700	1,649,483
INTL FCStone [1]	184,569	5,487,236
JMP Group	293,751	2,461,633
Silvercrest Asset Management
Group Cl. A	222,700	3,173,475
U.S. Global Investors Cl. A	262,700	839,327
Westwood Holdings Group	53,827	3,245,768

		22,121,984

Diversified Financial Services - 0.3%
GAIN Capital Holdings	135,900	1,327,743

Insurance - 1.2%
Blue Capital Reinsurance Holdings	97,500	1,687,725
eHealth [1]	87,100	816,998
Heritage Insurance Holdings [1]	56,600	1,245,766
Navigators Group [1]	16,536	1,287,162
United Insurance Holdings	53,400	1,201,500

		6,239,151

Real Estate Management & Development - 3.8%
AV Homes [1]	158,700	2,532,852
FRP Holdings [1]	203,140	7,394,296
Kennedy-Wilson Holdings	255,330	6,674,326
Midland Holdings [1]	4,983,000	2,191,819

		18,793,293

Total		54,403,710

Health Care – 10.8%
Biotechnology - 0.6%
BioSpecifics Technologies [1]	26,300	1,029,645
Dyax Corporation [1]	80,416	1,347,370
Lexicon Pharmaceuticals [1],[2]	616,479	582,141

		2,959,156

Health Care Equipment & Supplies - 6.4%
Avinger [1],[2]	83,100	921,579
BIOLASE [1],[2]	82,500	166,650
Cerus Corporation [1],[2]	551,757	2,300,827
CryoLife	153,489	1,591,681
Cynosure Cl. A [1]	117,100	3,591,457
Exactech [1]	89,517	2,294,321
Merit Medical Systems [1]	95,235	1,833,274
Neovasc [1]	142,300	1,280,818
Novadaq Technologies [1],[2]	37,679	611,907
Orthofix International [1]	52,700	1,891,403
RTI Surgical [1]	353,500	1,746,290
SurModics [1]	179,378	4,669,209
Synergetics USA [1]	404,900	2,182,411
Syneron Medical [1]	246,385	3,050,246
Trinity Biotech ADR Cl. A	89,170	1,716,522
Vascular Solutions [1]	59,600	1,807,072

		31,655,667

Health Care Providers & Services - 1.7%
Bio-Reference Laboratories [1]	51,400	1,811,336
CorVel Corporation [1]	85,121	2,929,014
U.S. Physical Therapy	76,360	3,627,100

		8,367,450

Health Care Technology - 0.5%
Castlight Health Cl. B [1],[2]	76,000	589,760
Vocera Communications [1]	175,500	1,740,960

		2,330,720

Life Sciences Tools & Services - 0.4%
Harvard Bioscience [1]	380,268	2,213,160

Pharmaceuticals - 1.2%
Agile Therapeutics [1]	180,500	1,673,235
Theravance Biopharma [1],[2]	177,800	3,084,830
Vetoquinol	28,008	1,087,391

		5,845,456

Total		53,371,609

Industrials – 21.6%
Aerospace & Defense - 1.0%
AeroVironment [1]	68,800	1,823,888
American Science and Engineering	22,300	1,089,578
CPI Aerostructures [1]	151,344	1,846,397

		4,759,863

Building Products - 1.5%
AAON	135,962	3,335,148
Quanex Building Products	201,100	3,969,714

		7,304,862

Commercial Services & Supplies - 2.5%
Black Diamond Group	134,800	1,331,450
Ennis	293,449	4,143,500
Heritage-Crystal Clean [1]	111,234	1,301,438
Horizon North Logistics	759,600	1,391,395
Hudson Technologies [1]	398,700	1,662,579
Performant Financial [1]	319,600	1,086,640
US Ecology	27,100	1,354,187

		12,271,189

Construction & Engineering - 1.7%
MYR Group [1]	195,638	6,131,295
Severfield [1]	2,355,450	2,305,212

		8,436,507

Electrical Equipment - 2.9%
Global Power Equipment Group	347,488	4,586,842
Graphite India	1,546,809	2,056,948
LSI Industries	683,613	5,571,446
Powell Industries	62,400	2,107,248

		14,322,484

Machinery - 5.6%
CIRCOR International	20,000	1,094,000
Foster (L.B.) Company	54,246	2,575,600
FreightCar America	92,991	2,922,707
Gorman-Rupp Company (The)	55,837	1,672,318
Graham Corporation	201,320	4,825,640
Kadant	76,631	4,031,557
Key Technology [1],[5]	325,129	4,142,144
RBC Bearings	39,522	3,025,014
Semperit AG Holding	70,242	3,297,558

		27,586,538

Marine - 0.3%
Clarkson	52,200	1,741,522

Professional Services - 4.5%
CRA International [1]	171,506	5,337,267
Exponent	29,697	2,640,063
GP Strategies [1]	74,508	2,756,796
Heidrick & Struggles International	28,800	707,904
Kforce	154,200	3,440,202
Resources Connection	414,854	7,259,945

		22,142,177

Road & Rail - 1.2%
Marten Transport	253,785	5,887,812

Trading Companies & Distributors - 0.4%
Houston Wire & Cable	222,300	2,162,979

Total		106,615,933

Information Technology – 17.4%
Communications Equipment - 2.5%
CalAmp Corporation [1]	135,000	2,185,650
COM DEV International	434,500	1,478,580
Digi International [1]	340,984	3,403,020
KVH Industries [1]	265,700	4,017,384
Numerex Corporation Cl. A [1]	89,500	1,020,300

		12,104,934

Electronic Equipment, Instruments & Components - 3.5%
CUI Global [1]	312,062	1,828,684
DTS [1]	43,600	1,485,452
Fabrinet [1]	231,569	4,397,495
GSI Group [1]	279,500	3,722,940
Neonode [1],[2]	624,765	1,980,505
Newport Corporation [1]	37,000	705,220
Pure Technologies	88,800	568,606
Vishay Precision Group [1]	162,000	2,580,660

		17,269,562

Internet Software & Services - 0.8%
Care.com [1],[2]	166,200	1,259,796
QuinStreet [1]	340,500	2,025,975
RealNetworks [1]	114,200	768,566

		4,054,337

IT Services - 0.5%
Computer Task Group	319,942	2,338,776

Semiconductors & Semiconductor Equipment - 5.4%
Amtech Systems [1]	138,000	1,542,840
Brooks Automation	281,600	3,275,008
Cascade Microtech [1]	137,700	1,869,966
GSI Technology [1]	550,361	3,247,130
Integrated Silicon Solution	210,599	3,767,616
PDF Solutions [1]	29,200	523,264
Photronics [1]	313,400	2,663,900
Rudolph Technologies [1]	205,193	2,261,227
Ultra Clean Holdings [1]	260,500	1,862,575
Ultratech [1]	74,500	1,291,830
Xcerra Corporation [1]	454,100	4,036,949

		26,342,305

Software - 3.6%
ePlus [1]	43,496	3,781,107
Monotype Imaging Holdings	142,242	4,642,779
PROS Holdings [1]	58,012	1,433,476
Rubicon Project [1]	106,400	1,906,688
SeaChange International [1]	356,500	2,798,525
TeleNav [1]	223,300	1,768,536
Zix Corporation [1]	411,700	1,617,981

		17,949,092

Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology [1]	157,593	2,348,136
Super Micro Computer [1]	99,211	3,294,797

		5,642,933

Total		85,701,939

Materials – 6.4%
Chemicals - 1.5%
BioAmber [1],[2]	122,279	1,065,050
FutureFuel Corporation	267,500	2,747,225
Quaker Chemical	31,488	2,696,633
Societe Internationale de Plantations d’Heveas	28,985	1,046,896

		7,555,804

Metals & Mining - 4.9%
Alamos Gold	162,900	954,339
Argonaut Gold [1]	361,700	502,619
Endeavour Silver [1]	445,300	846,070
Geodrill [1]	1,460,700	634,310
Gold Standard Ventures [1]	920,000	387,320
Haynes International	95,170	4,245,534
Horsehead Holding Corporation [1],[2]	269,003	3,405,578
Imdex [1]	2,184,592	598,642
McEwen Mining [1],[2]	1,119,096	1,141,478
Olympic Steel	232,870	3,134,430
Pilot Gold [1]	1,669,325	1,054,408
Synalloy Corporation	69,916	1,017,977
Universal Stainless & Alloy Products [1]	220,736	5,787,698
Western Copper and Gold [1]	732,000	329,253

		24,039,656

Total		31,595,460

Telecommunication Services – 1.3%
Diversified Telecommunication Services - 0.8%
ORBCOMM [1]	616,400	3,679,908

Wireless Telecommunication Services - 0.5%
Spok Holdings	131,700	2,524,689

Total		6,204,597

Miscellaneous[6] – 3.7%
Total		18,107,247

TOTAL COMMON STOCKS
(Cost $395,934,502)		454,264,121

REPURCHASE AGREEMENT – 8.3%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15, maturity value $40,722,000 (collateralized by obligations of various U.S. Government Agencies, 1.75% due 9/30/19, valued at $41,539,531) (Cost $40,722,000)		40,722,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.4%
Money Market Funds
Federated Government Obligations Fund (7 day yield-0.0099%) (Cost $11,985,997)		11,985,997

TOTAL INVESTMENTS – 102.9%
(Cost $448,642,499)		506,972,118

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.9)%		(14,137,888)

NET ASSETS – 100.0%		$492,834,230

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.4%

Consumer Discretionary – 24.7%
Auto Components - 2.2%
Dorman Products [1]	235,269	$11,704,633
STRATTEC SECURITY	93,319	6,890,675

		18,595,308

Automobiles - 1.0%
Thor Industries	125,385	7,925,586

Media - 1.2%
Saga Communications Cl. A	229,782	10,234,490

Specialty Retail - 16.3%
American Eagle Outfitters	368,185	6,288,600
Ascena Retail Group [1]	737,280	10,697,933
Buckle (The)	494,402	25,258,998
Cato Corporation (The) Cl. A	499,603	19,784,279
DSW Cl. A	391,427	14,435,828
GameStop Corporation Cl. A	75,672	2,872,509
Genesco [1]	332,318	23,671,011
Shoe Carnival	764,741	22,513,975
Stein Mart	713,310	8,880,709

		134,403,842

Textiles, Apparel & Luxury Goods - 4.0%
G-III Apparel Group [1]	51,729	5,827,272
Movado Group	220,800	6,297,216
Steven Madden [1]	457,382	17,380,516
Vera Bradley [1],[2]	225,070	3,652,886

		33,157,890

Total		204,317,116

Consumer Staples – 3.7%
Food & Staples Retailing - 1.1%
Village Super Market Cl. A	291,827	9,175,041

Personal Products - 2.6%
Nu Skin Enterprises Cl. A	361,173	21,746,226

Total		30,921,267

Energy – 6.4%
Energy Equipment & Services - 5.5%
Atwood Oceanics	417,329	11,731,118
Helmerich & Payne	34,400	2,341,608
Matrix Service [1]	912,560	16,024,554
Oil States International [1]	51,205	2,036,423
Total Energy Services	141,050	1,565,799
Unit Corporation [1]	423,440	11,847,851

		45,547,353

Oil, Gas & Consumable Fuels - 0.9%
Cimarex Energy	61,188	7,042,127

Total		52,589,480

Financials – 12.0%
Banks - 4.0%
Ames National	239,150	5,942,878
Camden National	245,948	9,798,568
City Holding Company	364,474	17,141,212

		32,882,658

Capital Markets - 0.6%
Federated Investors Cl. B	141,796	4,805,467

Insurance - 3.7%
Allied World Assurance Company
Holdings	158,365	6,397,946
Aspen Insurance Holdings	125,666	5,935,205
Reinsurance Group of America	199,400	18,582,086

		30,915,237

Thrifts & Mortgage Finance - 3.7%
Genworth MI Canada	579,700	12,815,601
TrustCo Bank Corp. NY	2,525,386	17,374,656

		30,190,257

Total		98,793,619

Health Care – 3.0%
Health Care Providers & Services - 3.0%
Aceto Corporation	316,378	6,960,316
Chemed Corporation	39,496	4,715,822
MEDNAX [1]	114,170	8,278,467
U.S. Physical Therapy	97,996	4,654,810

Total		24,609,415

Industrials – 12.0%
Commercial Services & Supplies - 2.0%
UniFirst Corporation	140,950	16,588,406

Construction & Engineering - 2.5%
MYR Group [1]	660,795	20,709,315

Machinery - 4.8%
Alamo Group	231,059	14,586,755
Federal Signal	390,542	6,166,658
Kennametal	91,195	3,072,360
Miller Industries [5]	663,445	16,254,402

		40,080,175

Road & Rail - 0.2%
Knight Transportation	37,989	1,225,145

Trading Companies & Distributors - 2.5%
Applied Industrial Technologies	459,732	20,844,249

Total		99,447,290

Information Technology – 26.8%
Communications Equipment - 5.2%
NETGEAR [1]	519,650	17,086,092
Plantronics	292,934	15,510,855
TESSCO Technologies [5]	427,910	10,552,261

		43,149,208

Electronic Equipment, Instruments & Components - 15.1%
Benchmark Electronics [1]	738,953	17,757,041
Fabrinet [1]	1,349,138	25,620,131
Key Tronic [1],[5]	600,081	6,456,871
PC Connection	949,458	24,771,359
Rofin-Sinar Technologies [1]	604,352	14,643,449
ScanSource [1]	260,900	10,605,585
Vishay Intertechnology	1,829,299	25,280,912

		125,135,348

IT Services - 3.6%
Calian Technologies	75,900	1,108,642
Convergys Corporation	714,042	16,330,140
ManTech International Cl. A	360,715	12,242,667

		29,681,449

Semiconductors & Semiconductor Equipment - 2.9%
MKS Instruments	596,986	20,184,097
Teradyne	195,700	3,688,945

		23,873,042

Total		221,839,047

Materials – 3.8%
Chemicals - 2.0%
Innophos Holdings	17,098	963,643
Innospec	342,027	15,866,633

		16,830,276

Metals & Mining - 0.1%
Reliance Steel & Aluminum	18,300	1,117,764

Paper & Forest Products - 1.7%
Schweitzer-Mauduit International	294,005	13,559,510

Total		31,507,550

Miscellaneous[6] – 0.0%
Total		58,870

TOTAL COMMON STOCKS
(Cost $596,714,651)		764,083,654

REPURCHASE AGREEMENT – 7.6%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15,due 4/1/15, maturity value $62,911,000 (collateralized by obligations of various U.S. Government Agencies, 1.50%-3.375% due 11/15/19-11/30/19, valued at $64,171,791) (Cost $62,911,000)		62,911,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.1%
Money Market Funds
Federated Government Obligations Fund (7 day yield-0.0099%) (Cost $487,651)		487,651

TOTAL INVESTMENTS – 100.1%
(Cost $660,113,302)		827,482,305

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(665,105)

NET ASSETS – 100.0%		$826,817,200

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at March 31, 2015. Total market value of loaned securities as of March 31, 2015, was as follows:

Market Value
Micro-Cap Portfolio	$11,132,816
Small-Cap Portfolio	472,536

[3]
A security for which market quotations are not readily available represents 0.1% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
At March 31, 2015, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[6]	Includes securities first acquired in 2015 and less than 1% of net assets.

Tax Information:
At March 31, 2015, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$448,732,149	$ 58,239,969	$118,755,963	$60,515,994
Small-Cap Portfolio	660,689,621	166,792,684	186,921,032	20,128,348

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2015. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common Stocks	$436,864,497	$16,904,139	$495,485	$454,264,121
Cash Equivalents	11,985,997	40,722,000	–	52,707,997
Small-Cap Portfolio
Common Stocks	764,083,654	–	–	764,083,654
Cash Equivalents	487,651	62,911,000	–	63,398,651

Level 3 Reconciliation:

		Unrealized
	Balance as of 12/31/14	Gain (Loss)	Balance as of 3/31/15

Micro-Cap Portfolio
Common Stocks	$495,485	–	$495,485

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	3/31/15	Technique(s)	Input(s)	Range Average	Input[1]

Micro-Cap Portfolio
Common Stocks	$495,485	Market Approach	Liquidity Discount	30%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2015:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/14	12/31/14	Purchases	Sales	Gain (Loss)	Income	3/31/15	3/31/15

Micro-Cap Portfolio
Key Technology	313,129	$4,008,051	$150,000	$–	$–	$–	325,129	$4,142,144
		4,008,051			–	–		4,142,144
Small-Cap Portfolio
Key Tronic	607,681	4,824,987	–	90,125	(19,349)	–	600,081	6,456,871
Miller Industries	649,645	13,506,119	430,111	146,482	331	106,151	663,445	16,254,402
TESSCO Technologies	428,561	12,428,269	149,710	295,368	(126,546)	84,712	427,910	10,552,261
		30,759,375			(145,564)	190,863		33,263,534

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/  Christopher D. Clark
Christopher D. Clark
President, Royce Capital Fund
Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/  Christopher D. Clark
Christopher D. Clark
President, Royce Capital Fund
Date: May 27, 2015

By:

/s/  Peter K. Hoglund
Peter K. Hoglund
Treasurer, Royce Capital Fund
Date: May 27, 2015